Risks Arising from Financial Instruments - Summary of Derivative Financial Instruments Outstanding at Year-end by Maturity Bucket (Detail) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Less than 1 year [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 14,717,000,000	$ 11,637,000,000
Less than 1 year [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	643,000,000	655,000,000
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,325,000,000	1,075,000,000
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,797,000,000	711,000,000
Less than 1 year [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,600,000,000	1,412,000,000
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,102,000,000	1,214,000,000
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,514,000,000	11,799,000,000
1-2 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	193,000,000	233,000,000
1-2 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,750,000,000	2,250,000,000
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	1,797,000,000
1-2 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,000,000
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,000,000	21,000,000
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	25,000,000	144,000,000
1-2 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	750,000,000
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	5,000,000
2-3 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,879,000,000	1,883,000,000
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,400,000,000	5,900,000,000
3-5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	59,000,000	88,000,000
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	658,000,000	1,176,000,000
Greater than 5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	565,000,000	$ 565,000,000
Greater than 5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0